Concentrations and risks (Tables)	12 Months Ended
Dec. 31, 2025
Concentrations and risks
Schedule of concentration risks by total revenue and total accounts receivable

	For the years ended December 31,
	2023		2024	2025	2025
	RMB		RMB	RMB	US$
Amount of the Group’s revenue
Customer A	6,227,547	(1)	6,335,377	6,361,651	909,314
Customer B	4,567,925		5,567,642	2,838,774	405,765
Customer C	2,728,962		3,876,263	4,916,885	702,804
(1)	The amount represented the revenue we generated from a related party, New Visions, from January 1, 2023 to December 31, 2023.

	As of		As of	As of
	December 31,		December 31,	December 31,
	2024		2025	2025
	RMB		RMB	US$
Amount of the Group’s accounts receivable
Customer A	4,113,500		1,191,850	170,359
Customer B	5,201,700		—	—
Customer C	—		4,843,602	692,329
Customer D	N/A	(2)	850,000	121,496
(2)	Accounts receivable due from the relevant customer were less than 10% of the Group’s total accounts receivable as of December 31, 2024.